Income Taxes (Details) - Schedule of reconciliations of the statutory income tax rate and the company's effective income tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliations of the statutory income tax rate and the company's effective income tax rate [Abstract]
HK statutory income tax rate	16.50%	16.50%	16.50%
PRC statutory income tax rate difference	8.50%	8.50%	(1.50%)
Effect of additional deduction on R&D expense and salary for disabled workers	0.00%	0.08%	0.87%
Effect of expenses not deductible for tax purposes	(2.43%)	(0.48%)	(0.05%)
Valuation allowance recognized with respect to the loss in subsidiaries	(22.57%)	(24.60%)	(15.82%)
Other	(0.10%)	0.00%	0.00%
Total	(0.10%)